Subsidiaries	12 Months Ended
Dec. 31, 2021
Disclosure of subsidiaries [abstract]
Subsidiaries
42. Subsidiaries
Below is the information on the Bank’s subsidiaries:

Name	Registered Office (country)	Ownership interest as of
		December 31, 2021	December 31, 2020	December 31, 2019
Consolidar A.F.J.P. S.A. (undergoing liquidation proceedings)	Argentina	53.8892%	53.8892%	53.8892%
Volkswagen Financial Services Compañía Financiera S.A.	Argentina	51.0000%	51.0000%	51.0000%
PSA Finance Argentina Compañía Financiera S.A.	Argentina	50.0000%	50.0000%	50.0000%
BBVA Asset Management Argentina S.A.U. Sociedad Gerente de Fondos Comunes de Inversión	Argentina	100.0000%	100.0000%	100.0000%

•	Consolidar Administradora de Fondos de Jubilaciones y Pensiones S.A. (“AFJP”): corporation incorporated under the laws of Argentina undergoing liquidation proceedings;

•	Volkswagen Financial Services Compañía Financiera S.A. (“VWFS”): a financial company incorporated under the laws of Argentina engaged in pledge loans;

•	PSA Finance Argentina Compañía Financiera S.A. (“PSA”): a financial company incorporated under the laws of Argentina engaged in pledge loans; and

•	BBVA Asset Management Argentina S.A.U. Sociedad Gerente de Fondos Comunes de Inversión: corporation incorporated under the laws of Argentina as an agent for the management of investment products.
The Group does not have significant restrictions on its ability to access or use its assets and settle its liabilities other than those resulting from the supervisory framework within which VWFS and PSA operate. The supervisory frameworks require banking subsidiaries to keep certain levels of regulatory capital and liquid assets, limit their exposure to other parts of the Group and comply with other ratios.